SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents	The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of
	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
Cash and cash equivalents	$632,694	$840,913	$698,386	$85,688
Restricted cash and cash equivalents – current	—	4,365	8,896	—
Restricted cash and cash equivalents – non-current	—	4,000	—	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$632,694	$849,278	$707,282	$89,832

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

Restrictions on Cash and Cash Equivalents	The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of
	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
Cash and cash equivalents	$632,694	$840,913	$698,386	$85,688
Restricted cash and cash equivalents – current	—	4,365	8,896	—
Restricted cash and cash equivalents – non-current	—	4,000	—	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$632,694	$849,278	$707,282	$89,832

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The carrying value and fair value of the Company’s financial instruments are as follows:

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents – money market	$608,985	$—	$—	$608,985

Liabilities
Warrant liability	$—	$—	$8,895	$8,895

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents – money market	$827,118	$—	$—	$827,118
Restricted cash equivalents – money market	4,100	—	—	4,100

Liabilities
Warrant liability	$—	$—	$7,335	$7,335

The carrying value of the Company's current assets and current liabilities approximate their fair value based on the short-term nature of those instruments. The following table summarizes the Company's financial instruments, measured on a recurring basis, as follows:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100

Liabilities
Warrant liability	$—	—	7,335	$7,335

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$73,005	—	—	$73,005
Restricted cash equivalents—money market	4,144	—	—	4,144

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of the ending balances for the Series A redeemable convertible preferred stock warrant liability measured at fair value:

Redeemable Convertible Preferred Stock Warrant Liability
Estimated fair value at December 31, 2018	$617
Change in estimated fair value	3,339
Exercise of Series A redeemable convertible preferred stock warrants	(3,956)
Estimated fair value at December 31, 2019	$—
The change in fair value of the Forward Contract Liability was as follows:

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)
Estimated fair value at December 31, 2020	$—

Fair Value Measurement Inputs and Valuation Techniques	The following reflects the significant quantitative inputs used:

As of April 10, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	—%
Time to liquidity (years)	0
The following reflects the inputs and assumptions used:

	As of
	June 30, 2021	December 31, 2020
Stock price	$18.06	$15.26
Exercise price	$11.50	$11.50
Remaining term (in years)	3.93	4.42
Volatility	75%	75%
Risk-free rate	0.65%	0.30%
Expected dividend yield	—%	—%
The following reflects the inputs and assumptions used:

As of
June 22, 2021
Stock price	$17.32
Strike Price	$14.86
Volatility	95%
Risk-free rate	0.10%

The following table represents the significant unobservable inputs used in determining the fair value of the redeemable convertible preferred stock warrant liability:

	For the Year Ended December 31,
	2020	2019	2018
Risk-free interest rate	N/A	1.48% - 2.41%	2.63%
Expected term (in years)	N/A	0 - 0.75	1
Expected dividend yield	N/A	—	—
Expected volatility	N/A	70%	70%
The following reflects the significant quantitative inputs used:

	As of
	April 10, 2020	December 31, 2019
Estimated future value of Series D redeemable convertible preferred stock	$10.00	$9.74
Discount rate	—%	1.56%
Time to liquidity (years)	0	0.3
The following reflects the inputs and assumptions used:

	As of December 31,
	2020 (As Restated)	2019
Stock price	$15.26	N/A
Exercise price	$11.50	N/A
Remaining term (in years)	4.42	N/A
Volatility	75%	N/A
Risk-free interest rate	0.30%	N/A
Expected dividend yield	—%	N/A

Property, Plant and Equipment
Property, plant and equipment consist of the following at June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Machinery and equipment	$16,441	$14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,838	1,488
Software	5,793	4,285
Finance lease assets	34,920	34,775
Construction-in-progress	114,841	21,218
Other	2,040	1,750
Property, plant and equipment, gross	178,353	79,816
Less: accumulated depreciation and amortization	(11,986)	(8,415)
Total property, plant and equipment, net	$166,367	$71,401
Construction-in-progress on the Company's consolidated balance sheets as of June 30, 2021 relates primarily to the construction of the Company's manufacturing plant in Coolidge, Arizona. The Company expects to place Phase 0.5 of the plant in service during the second half of 2021.
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset's estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years
Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309
Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)
Total property and equipment, net	$71,401	$53,378

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation	The change in fair value of the Warrant Liability was as follows:

Warrant Liability
Estimated fair value at December 31, 2020	7,335
Change in fair value	1,560
Estimated fair value at June 30, 2021	8,895
The change in fair value of the Warrant Liability was as follows:

Warrant Liability (As Restated)
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)
Estimated fair value at December 31, 2020	$7,335